SEGMENT REPORTING - Schedule of the Company's Revenues Generated from Each Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Company's revenues generated from each segment [Line Items]
Net revenue	$ 79,661,792	$ 73,502,883	$ 119,117,024
Gross profit	31,424,841	16,685,782	34,226,048
Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	79,661,792	73,502,883	119,117,024
Gross profit	31,424,841	16,685,782	34,226,048
Solar power projects | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	61,036,228	49,160,215	90,096,551
Gross profit	23,867,607	4,374,238	17,571,303
Electricity generation | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	17,969,727	23,547,162	28,712,942
Gross profit	7,420,366	11,668,935	16,763,190
EPC services | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	0		69,751
Gross profit	0		(178,414)
Other | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	655,837	795,506	237,780
Gross profit	$ 136,868	$ 642,609	$ 69,969